PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS - SCHEDULE OF ACCUMULATED BENEFIT OBLIGATIONS IN EXCESS OF PLAN ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Projected benefit obligation	$ 711,767	$ 1,118,294
Accumulated benefit obligation	675,660	1,081,254
Fair value of plan assets	$ 665,441	$ 1,023,613